LIQUIDITY AND CAPITAL RESOURCES	3 Months Ended
Mar. 31, 2025
Liquidity And Capital Resources
LIQUIDITY AND CAPITAL RESOURCES

14. LIQUIDITY AND CAPITAL RESOURCES

Real defines capital as its equity. It is comprised of common shares, additional paid in capital, accumulated other comprehensive income, deficit, treasury stock, and non-controlling interests. The Company’s capital management framework is designed to maintain a level of capital that funds the operations and business strategies and builds long-term shareholder value.

The Company’s objective is to manage its capital structure in such a way as to diversify its funding sources, while minimizing its funding costs and risks. The Company sets the amount of capital in proportion to the risk and adjusts by considering changes in economic conditions and the characteristic risk of underlying assets. To manage its capital structure, the Company may take actions such as repurchasing shares, returning capital to shareholders, issuing new securities, or incurring or repaying debt.

Real’s objective is met by retaining adequate liquidity to provide the possibility that cash flows from its assets will not be sufficient to meet operational, investing and financing requirements. There have been no changes to the Company’s capital management policies during the periods ended March 31, 2025, and December 31, 2024.

The following table presents the Company’s liquidity (in thousands):

	As of
	March 31, 2025	December 31, 2024
Cash and cash equivalents	$24,706	$23,376
Other Receivables	54	117
Investments in Financial Assets	10,554	9,449
Total	$35,314	$32,942

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED